Schedule of revenue classified by type of good or service (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Revenue	$ 5,831,650	$ 6,099,777
Sales of circular products [member]
IfrsStatementLineItems [Line Items]
Revenue	1,515,665	1,198,610
Waste disposal services [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 4,315,985	$ 4,901,167